Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
VistaShares Artificial Intelligence Supercycle ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Artificial Intelligence Supercycle ETF
Class Name	VistaShares Artificial Intelligence Supercycle ETF
Trading Symbol	AIS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VistaShares Artificial Intelligence Supercycle ETF (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Artificial Intelligence Supercycle ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Artificial Intelligence Supercycle ETF	$58	0.75%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.75%
Net Assets	$ 706,802,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 853,148
Investment Company, Portfolio Turnover	15.00%	[1]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$706,802
Number of Holdings	60
Total Advisory Fee Paid	$853,148
Portfolio Turnover Rate	15%*
*	Not annualized for periods less than one year.

Holdings [Text Block]	Sector/Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Other represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2026 )

Top Ten Holdings	(% of Total Net Assets)
SK Hynix, Inc.	12.3
Micron Technology, Inc.	8.4
Advanced Micro Devices, Inc.	4.7
Silicon Motion Technology Corp.	3.8
Vertiv Holdings Co. - Class A	3.7
Vicor Corp.	3.6
Navitas Semiconductor Corp.	3.3
Marvell Technology, Inc.	3.3
Intel Corp.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.1

VistaShares Electrification Supercycle ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Electrification Supercycle ETF
Class Name	VistaShares Electrification Supercycle ETF
Trading Symbol	POW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VistaShares Electrification Supercycle ETF (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Electrification Supercycle ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Electrification Supercycle ETF	$48	0.75%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.75%
Net Assets	$ 67,637,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 83,970
Investment Company, Portfolio Turnover	12.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$67,637
Number of Holdings	61
Total Advisory Fee Paid	$83,970
Portfolio Turnover Rate	12%*
*	Not annualized for periods less than one year.

Holdings [Text Block]	Sector/Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Other represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2026 )

Top Ten Holdings	(% of Total Net Assets)
LS Electric Co. Ltd.	8.4
Delta Electronics, Inc.	8.2
Powell Industries, Inc.	6.2
Vicor Corp.	5.7
Quanta Services, Inc.	4.7
Prysmian SpA	4.4
Eaton Corp. PLC	3.9
Hyosung Heavy Industries Corp.	3.9
nVent Electric PLC	3.8
GE Vernova, Inc.	3.2

VistaShares Target 15TM S&P 100 Distribution ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Target 15 S&P 100 Distribution ETF
Class Name	VistaShares Target 15 S&P 100 Distribution ETF
Trading Symbol	SIOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VistaShares Target 15 S&P 100 Distribution ETF (the "Fund") for the period December 10, 2025 (the Fund's "Inception") to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Target 15 S&P 100 Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Target 15 S&P 100 Distribution ETF	$29	0.59%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 14,403,000
Holdings Count | Holdings	115
Advisory Fees Paid, Amount	$ 17,664
Investment Company, Portfolio Turnover	5.00%	[3]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$14,403
Number of Holdings	115
Total Advisory Fee Paid	$17,664
Portfolio Turnover Rate	5%*
*	Not annualized for periods less than one year.

Holdings [Text Block]	Sector/Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Other represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2026 )

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	9.4
Apple, Inc.	8.3
Microsoft Corp.	5.3
Alphabet, Inc. - Class A	4.9
Broadcom, Inc.	4.8
Amazon.com, Inc.	4.6
Alphabet, Inc. - Class C	3.9
Meta Platforms, Inc. - Class A	3.1
Tesla, Inc.	2.8
Micron Technology, Inc.	2.6

VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF
Class Name	VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF
Trading Symbol	TPRY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF (the "Fund") for the period February 25, 2026 (the Fund's "Inception") to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF	$26	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.95%
Net Assets	$ 3,049,000
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 4,696
Investment Company, Portfolio Turnover	105.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$3,049
Number of Holdings	59
Total Advisory Fee Paid	$4,696
Portfolio Turnover Rate	105%*
*	Not annualized for periods less than one year.

Holdings [Text Block]	Sector/Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Other represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2026 )

Top Ten Holdings	(% of Total Net Assets)
Amazon.com, Inc.	12.1
Micron Technology, Inc.	9.2
Alphabet, Inc. - Class C	6.6
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.9
Uber Technologies, Inc.	5.8
Alibaba Group Holding Ltd., ADR	5.5
Meta Platforms, Inc. - Class A	4.5
Whirlpool Corp.	4.5
Vistra Corp.	4.5
NRG Energy, Inc.	4.3

[1]	Not annualized for periods less than one year.
[2]	Not annualized for periods less than one year.
[3]	Not annualized for periods less than one year.
[4]	Not annualized for periods less than one year.